UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 84.88%

Agricultural - 1.72%
4,996	CF Industries Holdings, Inc.	$ 534,222

Aircraft & Parts - 1.19%
12,546	AAR Corp. *	370,860

Banks, Savings & Loan and Brokers - 1.57%
9,974	Bank of America Corp.	440,352
1,400	Lloyds TSB Group PLC	48,986
		489,338
Building & Construction - 4.36%
2,900	Chicago Bridge & Iron Co. ADR	129,021
2,067	Fluor Corp.	251,120
12,126	Foster Wheeler Ltd. *	830,267
5,152	Trinity Industries, Inc.	145,905
		1,356,313
Business Services - 1.20%
11,260	Amdocs Ltd. *	372,143

Cable TV & Cellular Telephone - 1.64%
8,784	General Cable Corp. *	511,756

Capital Equipment - 5.43%
4,390	Caterpillar, Inc.	311,646
6,476	Deere & Co.	567,039
7,566	Terex Corp. *	443,368
5,027	United Technologies Corp.	368,328
		1,690,381
Chemicals - 0.57%
3,900	Dupont EI De Nemours & Co.	176,202

Consumer Nondurables - 2.56%
5,724	Altria Group, Inc.	433,822
5,553	Procter & Gamble Co.	363,277
		797,099
Consumer Services - 0.33%
1,920	McDonald's Corp.	102,874

Financial Services - 4.50%
6,932	Bank of New York Mellon Corp.	322,477
7,721	Citigroup, Inc.	217,501
18,896	Invesco Plc ADR	514,349
5,023	ST. Joe Co.	194,993
4,595	Waddell & Reed Financial, Inc. Class A	152,370
		1,401,690
Forester Products - 4.15%
10,158	Potlatch Corp.	436,083
12,661	Weyerhaeuser Co.	856,390
		1,292,473
Gas & Gas Transmission - 4.03%
5,035	Southern Union Co.	136,650
7,630	Ultra Petroleum Corp. *	524,944
18,529	Williams Companies, Inc.	592,372
		1,253,966
Healthcare - 3.63%
5,678	Edwards Lifesciences Corp. *	262,721
6,253	Lincare Holdings, Inc. *	208,913
14,345	Qiagen *	292,638
7,174	Unitedhealthcare Group, Inc.	364,726
		1,128,998
Home Improvement Stores - 1.35%
15,864	Lowes Companies, Inc.	419,286

Industrial Goods - 1.79%
9,737	Baldor Electric Co.	294,836
3,924	Perkinelmer, Inc.	97,394
4,525	USG Corp. *	165,208
		557,438
Insurance Agents,Broker & Services - 1.17%
13,278	Marsh & McLennan Companies, Inc.	365,809

International Oil & Gas - 6.34%
1,372	Canadian Natural Resources Ltd.	87,547
11,440	Nexen, Inc.	327,070
75,188	Oilsands Quest, Inc. *	242,105
11,284	Opti Canada, Inc. *	185,735
22,662	Petrobank Energy & Resources Ltd. *	1,133,100
		1,975,557
Life Insurance - 2.58%
13,803	Genworth Financial, Inc.	335,689
5,573	Prudential Financial, Inc.	468,522
		804,211
Media & Entertainment - 3.25%
8,215	Cablevision Systems Corp. *	192,478
4,512	Liberty Media Capital *	485,581
9,544	Liberty Media Interactive *	151,845
4,667	Viacom, Inc. Class B *	180,613
		1,010,517
Metals & Mining - 2.37%
39,881	Baja Mining Corp. *	63,530
26,170	Fortune Minerals Ltd. *	46,530
6,844	Freeport McMoran Copper & Gold, Inc.	607,884
5,144	Sprott Moylbdenum *	19,136
		737,080
Multi-Industry - 4.08%
6,800	General Electric Co.	240,448
6,993	Honeywell International, Inc.	413,076
8,043	ITT Corp.	477,754
4,427	Pentair, Inc.	140,602
		1,271,880
Natural Gas - 2.59%
5,335	Bill Barrett Corp. *	222,416
7,444	Penn West Energy Trust	200,169
6,863	Southwestern Energy Co. *	385,014
		807,599
Pharmaceuticals - 4.22%
1,563	Cephalon, Inc. *	102,580
2,855	ICON Public Ltd. Co. ADR *	178,951
6,431	Johnson & Johnson	406,053
6,824	Pfizer, Inc.	159,409
8,188	Pharmaceutical Product Development, Inc.	355,032
2,843	Wyeth	112,782
		1,314,807
Property & Casualty Insurance - 3.64%
8,658	Ace Ltd.	504,242
11,431	American International Group, Inc.	628,362
		1,132,604
Real Estate - 0.60%
8,173	Forestar Real Estate Group, Inc. *	187,080

Retail Stores - 1.29%
22,807	Collective Brands, Inc. *	401,859

Semiconductors - 0.53%
9,200	Applied Materials, Inc.	164,864

Specialty Chemicals - 3.62%
6,302	3M Co.	501,954
6,750	Albemarle Corp.	244,688
7,132	FMC Corp.	379,137
		1,125,779
Technology - 2.64%
8,000	Altera Corp.	135,120
16,674	Cisco Systems, Inc. *	408,513
8,251	Verisign, Inc. *	279,874
		823,507
Telephones & Communications - 1.12%
14,370	Corning, Inc.	347,179

Transportation - 1.42%
1,000	Burlington Northern Santa Fe Corp.	86,560
3,686	Canadian National Railway Co.	185,959
3,100	Norfolk Southern Corp.	168,609
		441,128
Utilities - 3.41%
56,849	Dynegy, Inc. *	398,511
3,200	Edison International	166,400
1,812	Firstenergy Corp.	129,051
2,934	PG&E Corp.	120,294
2,343	Pinnacle West Capital Corp.	89,737
10,498	Sierra Pacific Resources	156,945
		1,060,938

TOTAL FOR COMMON STOCK (Cost $22,456,080) - 84.88%		$ 26,427,437

REAL ESTATE INVESTMENT TRUST - 1.07%
8,007	Plum Creek Timber Co., Inc.	$ 334,292

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $349,777)		$ 334,292

SHORT TERM INVESTMENTS - 13.88%
4,320,558	AIM Short-term Investment Prime Portfolio 4.82% ** (Cost $4,320,558)	4,320,558

TOTAL INVESTMENTS (Cost $27,126,415) - 99.83%		$ 31,082,287

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.17%		53,735

NET ASSETS - 100.00%		$ 31,136,022

ADR - American Depository Receipts
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2008.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,126,415 amounted to $3,955,870, which consisted of aggregate gross unrealized appreciation of
$5,328,954 and aggregate gross unrealized depreciation of $1,373,084.

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2008 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.63%

Taxable Bond Funds - 2.63%
6,200	Alliance World Dollar Government Fund II	$ 81,778
9,600	Templeton Emerging Markets Income Fund	133,152
4,500	Western Asset Worldwide Income Fund, Inc.	59,580

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.63%		$ 274,510

CORPORATE BONDS AND NOTES - 56.86%

Accident & Health Insurance - 1.45%
123,000	Aflac, Inc., 6.500%, 04/15/09	127,551
22,000	Unumprovident Corp., 7.625%, 3/01/11	23,718
		151,269
Bituminous Coal & Lignite Surface Mining - 0.47%
50,000	Massey Energy Co., 6.625%, 11/15/10	49,250

Business Equipment - 0.53%
60,000	Pitney Bowes, Inc., 4.750%, 5/15/18	55,872

Cable TV & Cellular Telephone - 1.06%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	110,600

Chemicals - 4.63%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	87,803
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	66,950
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	136,500
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	92,000
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	30,825
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	70,290
		484,368
Containers & Paper - 1.35%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	95,250
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	26,550
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	19,650
		141,450
Electric & Gas Utilities - 1.67%
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	107,500
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	67,462
		174,962
Electronic Instruments and Controls - 1.02%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	42,692
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	63,768
		106,460
Energy and Energy Services - 0.65%
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	67,880

Environmental Service/Pollution Control - 0.54%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	55,945

Federal & Federally-Sponsored Credit Agencies - 13.42%
60,000	Albermarle Corp., 5.100% 02/01/15	58,890
121,000	Fannie Mae 4.000%, 12/18/14	120,359
100,000	Fannie Mae 4.500%, 12/18/17	99,340
90,000	Fannie Mae 4.500%, 5/28/15	90,279
43,000	Fannie Mae 4.500%, 6/11/18	42,609
105,000	Fannie Mae 4.810%, 6/30/16	105,661
200,000	Fannie Mae 5.000%, 7/24/18	200,120
120,000	Fannie Mae 5.000%, 7/2/18	120,300
121,000	Feddie Mac 4.550%, 3/15/18	120,371
158,000	Feddie Mac 5.000%, 7/23/20	157,715
80,000	Federal Home Loan Bank 4.50%, 6/12/13	80,152
75,000	Federal Home Loan Mortgage Corp., 6.100%, 11/7/21	75,022
125,000	Federal Farm Credit Bank 5.410%, 11/7/16	131,988
		1,402,806
Financial Services - 1.62%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	103,180
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	65,814
		168,994
Gas & Gas Transmission - 0.87%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	90,700

Home Improvement Stores - 0.29%
30,000	Home Depot, Inc., 5.200%, 3/1/11	30,102

Home Lawn & Garden Equipment - 1.06%
100,000	Toro Company Debentures, 7.800%, 6/15/27	111,240

Hotels & Motels - 0.61%
100,000	Harrah's Operating Co., 6.500%, 6/1/16	64,000

Industrial Goods - 0.74%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	77,280

Insurance Agents, Brokers & Service - 1.14%
120,000	Marsh & McLennan Co., 5.750%, 9/15/15	118,896

International Gas & Oil - 3.04%
175,000	Nexen, Inc., 5.050%. 11/20/13	170,573
150,000	Opti Canada, Inc., 8.250% 12/15/14 *	147,000
		317,573
Life Insurance - 1.50%
160,000	Prudential Financial, Inc., 4.500% 7/15/13	156,800

Media & Entertainment - 1.94%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	203,031

Miscellaneous Consumer Goods & Services - 1.13%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	117,840

Miscellaneous Manufacturing Industries - 0.25%
25,000	Blyth, Inc., 7.900%, 10/1/09	25,658

Natural Gas Distribution - 0.96%
100,000	Southern Union Co., 4.800%, 8/15/08	99,860

Paper & Paper Products - 1.61%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	96,750
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	72,000
		168,750
Pipelines - 1.47%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	153,705

Printing & Publishing - 1.75%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	183,397

Radiotelephone Communications - 0.83%
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	86,906

Retail Stores - 0.85%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	39,050
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	49,500
		88,550
Security & Protection Services - 1.13%
115,000	L-3 Communications Corp. 7.625%, 6/15/12	117,875

Semiconductors - 0.29%
30,000	Flextronics International 9.875%, 7/01/10	30,000

Steel & Iron - 2.00%
185,000	Carpenter Technology, 7.625%, 8/15/11	208,921

Steel Works, Blast Furnaces & Rolling Mills - 0.89%
91,000	U.S. Steel, LLC, Senior Notes, 10.750%, 8/1/08	93,393

Telephones & Communications - 3.26%
95,000	Alltel Corp,. 7.875% Due 7/1/32	67,450
186,000	AT&T Corp Lib Med 8.250%, 2/1/30	168,609
115,000	Motorola, Inc., 6.500%, 11/15/28	100,234
4,656	Nynex Corp Amort Debentures, 9.550%, 5/1/10	5,045
		341,338
Tires - 0.77%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	80,600

Wholesale-Computer & Peripheral Equipment & Software - 0.07%
7,000	IKON Office Solutions, 7.250%, 6/30/08	6,860

TOTAL FOR CORPORATE BONDS (Cost $5,836,143) - 56.86%		$ 5,943,131

COMMERCIAL PAPER - 7.17%
200,000	American International Group, Inc., 4.600% 2/19/08	200,000
200,000	General Electric Credit Corp., 4.530% 2/19/08	200,000
250,000	Prudential Financial Inc., 5.020% 4/15/08	250,000
100,000	Toyota Credit Corp., 4.570% 2/19/08	100,000

TOTAL FOR COMMERCIAL PAPER (Cost $750,000) - 7.17%		$ 750,000

SHORT TERM INVESTMENTS - 32.18%
3,364,307	AIM Short-term Investment Prime Portfolio 4.82% ** (Cost $3,364,307)	3,364,307

TOTAL INVESTMENTS (Cost $10,177,977) - 98.82%		$ 10,331,948

OTHER ASSETS LESS LIABILITIES - 1.18%		122,878

NET ASSETS - 100.00%		$ 10,454,826

* 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualied institutional buyers. Unless otherwise indicated, these securities are not conisdered to be illiquid.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2008.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,177,977 amounted to $132,900, which consisted of aggregate gross unrealized appreciation of
$411,550 and aggregate gross unrealized depreciation of $278,650.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 27, 2008

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 27, 2008

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 27, 2008